Cover Page	12 Months Ended
Mar. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Annual Report	true
Document Transition Report	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--03-31
Document Period End Date	Mar. 31, 2023
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Registrant Name	Nomura Holdings, Inc.
Entity Central Index Key	0001163653
Document Accounting Standard	U.S. GAAP
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Shell Company Report	false
Entity Address, Address Line One	13-1, Nihonbashi 1-chome
Entity Address, City or Town	Chuo-ku
Entity Address, Postal Zip Code	103-8645
Entity File Number	1-15270
Entity Incorporation, State or Country Code	M0
Entity Address, Country	JP
Document Registration Statement	false
Entity Common Stock, Shares Outstanding	3,003,679,324
ICFR Auditor Attestation Flag	true
Auditor Name	Ernst & Young ShinNihon LLC
Auditor Firm ID	789
Auditor Location	Tokyo, Japan
Amendment Description	EXPLANATORY NOTE Nomura Holdings, Inc. (the “Company”) is filing this amendment on Form 20-F/A (“Amendment No. 1”) in order to amend our Annual Report on Form 20-F for the year ended March 31, 2023 (the “Original Filing”) which was originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on June 28, 2023 (the “Original Filing Date”). The purpose of this Amendment No.1 is as follows: • To restate the Company’s consolidated financial statements as of March 31, 2022 and 2023 and for the three years ended March 31, 2023 (such restated financial statements are referred to as the “Restated Financial Statements”) to correct certain material presentation and classification errors identified within the Company’s consolidated statement of cash flows (“the cash flow statement errors”); • To amend relevant footnote disclosures in the consolidated financial statements related to the cash flow statement errors; • To amend disclosure within Item 3.D “Risk Factors—Risks Relating to Legal, Compliance and Other Operational Issues” to add a risk factor on the material weakness in the Company’s internal control over financial reporting identified in connection with the cash flow errors; • To amend disclosure within Item 5.B “Liquidity and Capital Resources—Funding and Liquidity Management—Cash Flows” to update disclosures related to the consolidated cash flow statement; • To include disclosure within Item 6.F “Disclosure of a registrant’s action to recover erroneously awarded compensation”; • To amend disclosure within Item 15 “Controls and Procedures” to reflect our management’s determination that, as of March 31, 2023, our disclosure controls and procedures were not effective, that a material weakness existed in our internal control over financial reporting and that our internal control over financial reporting was not effective, as well as to make other related disclosures; • To include the revised report of the Company’s independent registered public accounting firm, Ernst & Young ShinNihon LLC, on the Restated Financial Statements on page F-2 of this Amendment No. 1; • To include the revised report of the Company’s independent registered public accounting firm, Ernst & Young ShinNihon LLC, on the effectiveness of internal control over financial reporting on page F-5 of this Amendment No. 1; • To include updated certifications from our Group Chief Executive Officer and Chief Financial Officer, as required by Section 302 and 906 of the Sarbanes-Oxley Act of 2002 as Exhibits 12.1, 12.2, 13.1 and 13.2 to this Amendment No. 1; • To include an updated consent letter from the Company’s independent registered public accounting firm, Ernst & Young ShinNihon LLC, as Exhibit 15.1 to this annual report; • To file Nomura’s compensation recovery policy adopted pursuant to the NYSE listing standards required by 17 CFR 240.10D-1 (“Rule 10D-1”), as Exhibit 97.1 to this annual report; and • To include updated XBRL information (including the relevant exhibits). Other than the changes expressly described above, the Amendment No.1 continues to present information as of the Original Filing Date and has not been amended, supplemented, or updated to reflect any new information, other circumstances or subsequent events which have occurred since the Original Filing date. Accordingly, this Amendment No.1 should be read in conjunction with the Company’s reports filed with or furnished to the SEC subsequent to the Original Filing Date. The filing of this Amendment No.1, including the relevant updated certifications and consents, should not be understood to mean that any other statements, disclosures or information contained in the Original Filing, continue to be true and complete as of any date subsequent to the Original Filing Date, other than as expressly described above. See Item 15. “Controls and Procedures” and Note 1. “Summary of Accounting Policies” in the consolidated financial statements included in this Amendment No.1 for further details of the nature of the cash flow statement errors, the material weakness in internal control over financial reporting identified as a result of the cash flow statement errors, and the remediation plan of our management to address the material weakness.
ADS [Member]
Document Information [Line Items]
Trading Symbol	NMR
Title of 12(b) Security	American Depositary Shares
Security Exchange Name	NYSE
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	13-1, Nihonbashi 1-chome
Entity Address, City or Town	Chuo-ku
Entity Address, Postal Zip Code	103-8645
Entity Address, Country	JP
Contact Personnel Name	Takumi Kitamura
City Area Code	3
Country Region	81
Local Phone Number	5255-1000